Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Schedule of cash and cash equivalents
As at December 31,	2019	2018	2017
Cash	$542,537	$342,874	$388,372
Short-term investments(1)	484,685	425,559	90,673
Cash and cash equivalents	$1,027,222	$768,433	$479,045

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(1)      Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Schedule of income taxes paid, net of income taxes received
Years ended December 31,	2019	2018	2017
Income taxes paid	$(101,952)	$(109,193)	$(85,503)
Income taxes received	6,497	2,885	22,512
	$(95,455)	$(106,308)	$(62,991)

Schedule of interest paid, net of capitalized interest and interest received
Years ended December 31,	2019	2018	2017
Interest paid	$(195,671)	$(207,339)	$(219,773)
Interest received	19,559	11,802	6,201
Capitalized interest	—	19,120	18,324
	$(176,112)	$(176,417)	$(195,248)

Schedule of reconciliation of the liabilities arising from financing activities
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2019	$3,724,228	$58,913	$369
Cash outflows	(3,743,465)	(9,644)	(1,252)
Cash inflows	3,786,082	—	—
Write-off of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (Note 24)	107,065	—	—
Amortization of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment	22,461	—	—
Debt issue costs	(28,082)	—	—
Debt issue costs accrued	(573)
Prepayment option at inception – Senior Notes	17,829	—	—
Prepayment option at inception – Senior Secured Notes	10,562	—	—
Cumulative effect adjustment (Note 3)	—	—	26,851
Non-cash additions	—	—	2,775
Interest paid	—	—	(984)
Interest accrued	—	—	1,288
Other	—	296	(236)
Impact of foreign exchange	(183,308)	(2,614)	(229)
Balance as at December 31, 2019	$3,712,799	$46,951	$28,582
	Indebtedness	Satellite performance incentive payments	Capital leases
Balance as at January 1, 2018	$3,543,377	$62,961	$369
Debt repricing costs	(10,190)	—	—
Cash outflows	(94,951)	(9,037)	(29)
Amortization of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment	22,497	—	—
Loss on voluntary payment (Note 24)	2,828	—	—
Gain on repricing (Note 24)	(6,901)	—	—
Cumulative effect adjustment (Note 24)	(36,072)	—	—
Other	—	191	—
Impact of foreign exchange	303,640	4,798	29
Balance as at December 31, 2018	$3,724,228	$58,913	$369
	Indebtedness	Satellite performance incentive payments	Capital leases
Balance as at January 1, 2017(1)	$3,856,097	$75,985	$422
Debt issue costs	(42,867)	—	—
Cash outflows	(31,620)	(8,436)	(30)
Amortization of deferred financing costs, interest rate floor and prepayment option	14,988	—	—
Other	—	18	2
Impact of foreign exchange	(253,221)	(4,606)	(25)
Balance as at December 31, 2017	$3,543,377	$62,961	$369

(1)      Balance of the indebtedness as at January 1, 2017, included $4,459 of accrued debt issue costs associated with the November 2016 refinancing which were paid in 2017

Schedule of net change in operating assets and liabilities
As at December 31,	2019	2018	2017
Trade and other receivables	$(16,113)	$22,056	$(13,272)
Financial assets	(3,897)	(210)	3,975
Other assets	(13,183)	371	12,848
Trade and other payables	1,685	(4,695)	6,947
Financial liabilities	(2,125)	(1,026)	(13,748)
Other liabilities	19,691	72,317	51,502
	$(13,942)	$88,813	$48,252

Schedule of non-cash investing activities
Years ended December 31,	2019	2018	2017
Satellites, property and other equipment	$29,234	$3,795	$9,515
Intangible assets	$(3,263)	$3,635	$(128)